Pay vs Performance Disclosure [Table] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance, Table

 PAY VERSUS PERFORMANCE

The following table sets forth information on pay versus performance including the relationship between executive compensation actually paid, as calculated under SEC rules and Company performance.

Pay versus performance table

(a)	Summary Compensation table total for first PEO (1) (b)	Summary Compensation table total for second PEO (1) (b)	Compensation actually paid to first PEO (2) (c )	Compensation actually paid to second PEO (2) (c )	Average summary compensation table total for non-PEO NEOs (1) (d)	Average compensation actually paid to non-PEO NEOs (2) (e)	Value of initial fixed $100 investment based on:		Net income (4) (h)
							Total shareholder return (3) (f)	Peer group total shareholder return (g)
2023	$651,396	N/A	$1,033,326	N/A	$643,186	$411,249	$86.96	N/A	$(34,529,000)
2022	$1,339,823	N/A	$(128,922)	N/A	$732,813	$268,168	$70.87	N/A	$(17,015,000)
2021	$5,099,819	585,398	$2,627,925	$392,720	415,076	$392,128	$133.48	N/A	$(18,384,000)

_____________

(1) Larry Heaton was our PEO for 2023 and for a portion of 2022. The non-PEO NEOs for 2023 are Peter Donato, Kevin Klass, Ann Cotter, and Adrian Lock; for 2022, Adrian Lock and Ann Cotter; and for 2021, Adrian Lock, Ann Cotter and Bruk Herbst.

(2) For each year the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	First PEO			Second PEO
	2023	2022	2021	2023	2022	2021
Summary Compensation Table (“SCT”) Total for PEO (column (b))	$651,396	$1,339,823	$5,099,819	-	-	$585,398
- SCT “Stock Awards” Column (grant date fair value of equity awards reported in SCT)	-	$(722,238)	$(4,911,815)	-	-	-
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	-	$453,226	$2,439,921	-	-	$(370,830)
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$221,408	$(980,141)	-	-	-	-
+ vesting date fair value of equity awards granted and vested in the covered year	-	-	-	-	-	-
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$160,521	$(219,592)	-	$310,648	$(392,057)	$178,152
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)	-	-	-	-	-	-
+ dollar value of dividends/earnings paid on equity awards in the covered year	-	-	-	-	-	-
+ excess fair value for equity award modifications	-	-	-	-	-	-
Compensation Actually Paid to PEO (column (c))	$1,033,326	$(128,922)	$2,627,925	$310,648	(392,057)	$392,720

Average for Non-PEO NEOs	2023	2022	2021
Average SCT Total for Non-PEO NEOs (column (d))	$643,186	$732,813	$451,076
- SCT “Stock Awards” Column (grant date fair value of equity awards reported in SCT)	$(262,041)	$(297,434)	$(162,304)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	$(157,261)	$113,307	$81,331
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$55,742	$(212,364)	$49,487
+ vesting date fair value of equity awards granted and vested in the covered year	-	-	-
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$131,622	$(68,154)	$(27,462)
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)	-	-	-
+ dollar value of dividends/earnings paid on equity awards in the covered year	-	-	-
+ excess fair value for equity award modifications	-	-	--
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$411,249	$268,168	$392,128

_____________

(3) For each year, total shareholder return for the Company was calculated in accordance with Item 201 (e) and Item 402 (v) of Regulation S-K.

(4) Net income is rounded to the nearest thousand.

Relationship Between Compensation Actually Paid and Each of TSR and Net Income

The following graph sets forth the relationships between certain figures included in the Pay Versus Performance Tables for each of 2023, 2022, and 2021, including: (i) the compensation actually paid to the PEO (on an aggregate basis) and the average compensation actually paid to our non-PEO NEOs and each of (a) TSR (column (f) in the Pay Versus Performance Table) and (b) net income (column (h) in the Pay Versus Performance Table).

PEO Actually Paid Compensation Amount	$ 1,033,326	$ (128,922)	$ 2,627,925
PEO Total Compensation Amount	$ 651,396	1,339,823	5,099,819
Additional 402(v) Disclosure, Footnote	(3) For each year, total shareholder return for the Company was calculated in accordance with Item 201 (e) and Item 402 (v) of Regulation S-K.
Adjustment To PEO Compensation, Footnote

The following table sets forth information on pay versus performance including the relationship between executive compensation actually paid, as calculated under SEC rules and Company performance.

Pay versus performance table

(a)	Summary Compensation table total for first PEO (1) (b)	Summary Compensation table total for second PEO (1) (b)	Compensation actually paid to first PEO (2) (c )	Compensation actually paid to second PEO (2) (c )	Average summary compensation table total for non-PEO NEOs (1) (d)	Average compensation actually paid to non-PEO NEOs (2) (e)	Value of initial fixed $100 investment based on:		Net income (4) (h)
							Total shareholder return (3) (f)	Peer group total shareholder return (g)
2023	$651,396	N/A	$1,033,326	N/A	$643,186	$411,249	$86.96	N/A	$(34,529,000)
2022	$1,339,823	N/A	$(128,922)	N/A	$732,813	$268,168	$70.87	N/A	$(17,015,000)
2021	$5,099,819	585,398	$2,627,925	$392,720	415,076	$392,128	$133.48	N/A	$(18,384,000)

Named Executive Officers, Footnote

(1) Larry Heaton was our PEO for 2023 and for a portion of 2022. The non-PEO NEOs for 2023 are Peter Donato, Kevin Klass, Ann Cotter, and Adrian Lock; for 2022, Adrian Lock and Ann Cotter; and for 2021, Adrian Lock, Ann Cotter and Bruk Herbst.

Adjustment to Non-PEO NEO Compensation Footnote

(2) For each year the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	First PEO			Second PEO
	2023	2022	2021	2023	2022	2021
Summary Compensation Table (“SCT”) Total for PEO (column (b))	$651,396	$1,339,823	$5,099,819	-	-	$585,398
- SCT “Stock Awards” Column (grant date fair value of equity awards reported in SCT)	-	$(722,238)	$(4,911,815)	-	-	-
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	-	$453,226	$2,439,921	-	-	$(370,830)
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$221,408	$(980,141)	-	-	-	-
+ vesting date fair value of equity awards granted and vested in the covered year	-	-	-	-	-	-
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$160,521	$(219,592)	-	$310,648	$(392,057)	$178,152
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)	-	-	-	-	-	-
+ dollar value of dividends/earnings paid on equity awards in the covered year	-	-	-	-	-	-
+ excess fair value for equity award modifications	-	-	-	-	-	-
Compensation Actually Paid to PEO (column (c))	$1,033,326	$(128,922)	$2,627,925	$310,648	(392,057)	$392,720

Average for Non-PEO NEOs	2023	2022	2021
Average SCT Total for Non-PEO NEOs (column (d))	$643,186	$732,813	$451,076
- SCT “Stock Awards” Column (grant date fair value of equity awards reported in SCT)	$(262,041)	$(297,434)	$(162,304)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	$(157,261)	$113,307	$81,331
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$55,742	$(212,364)	$49,487
+ vesting date fair value of equity awards granted and vested in the covered year	-	-	-
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$131,622	$(68,154)	$(27,462)
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)	-	-	-
+ dollar value of dividends/earnings paid on equity awards in the covered year	-	-	-
+ excess fair value for equity award modifications	-	-	--
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$411,249	$268,168	$392,128

Compensation Actually Paid and Each of TSR and Net Income

Relationship Between Compensation Actually Paid and Each of TSR and Net Income

The following graph sets forth the relationships between certain figures included in the Pay Versus Performance Tables for each of 2023, 2022, and 2021, including: (i) the compensation actually paid to the PEO (on an aggregate basis) and the average compensation actually paid to our non-PEO NEOs and each of (a) TSR (column (f) in the Pay Versus Performance Table) and (b) net income (column (h) in the Pay Versus Performance Table).

Non-PEO NEO Average Total Compensation Amount	$ 643,186	732,813	415,076
Non-PEO NEO Average Compensation Actually Paid Amount	411,249	268,168	392,128
Total Shareholder Return Amount	86,960	70,870	133,480
Net income	$ (34,529,000)	$ (17,015,000)	(18,384,000)
PEO Total Compensation Amount Second			585,398
PEO Actually Paid Compensation Amount Second			$ 392,720